KNOWLEDGE  o  DISCIPLINE  o  SERVICE  o  CHOICE
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(TM)
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INVESCO Money
Market Funds


CASH RESERVES FUND

U.S. GOVERNMENT MONEY FUND

TAX-FREE MONEY MARKET




                                      SEMI-
                                       ANN
                                       UAL




SEMIANNUAL REPORT | November 30, 1999   [INVESCO ICON] INVESCO

MONEY MARKET FUNDS

A NOTE ON MONEY MARKET FUNDS AT INVESCO

-------------------------------------------------------------------------------

As investors turn increasingly to money market funds as both short-term savings vehicles and bulwarks against market volatility, we thought it useful to reiterate our approach to money market management at INVESCO.

o We manage Cash Reserves Fund as a convenient vehicle for providing high-quality current yields for investors, while allowing them quick and easy access to their money through free checkwriting.

o Invested in securities backed by the federal government or its agencies, U.S. Government Money Fund is an attractive option for shareholders primarily concerned with safety of principal. Of INVESCO's five money market fund alternatives, this offers the highest credit quality.

o Tax-Free Money Fund helps shelter its investors from federal taxes by investing in the debt obligations of states and municipalities. (Income may be subject to state and local taxes, as well as the federal Alternative Minimum Tax.)

o For institutions and individuals with more than $100,000 to invest, we also manage two other money market funds. INVESCO Treasurer's Series Funds, Money Market Reserve Fund and Tax-Exempt Reserve Fund, provide a lower-cost, higher-yield option. The two Treasurer's Funds have an expense ratio fixed at 0.25%, which helps insure extremely competitive yields for investors. The ranking firm IBC recently placed Tax-Exempt Reserve Fund third and Money Market Reserve Fund thirteenth in their respective categories based on seven-day yields.*

While money market funds are not insured by the federal government, they provide a low-risk and increasingly convenient cash management tool for investors. An investment in these funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.


/s/Richard R. Hinderline                /s/Ingeborg S. Cosby

Richard R. Hinderlie, Vice President    Ingeborg S. Cosby,  Vice President

-------------------------------------------------------------------------------

RICHARD R. HINDERLIE

VICE PRESIDENT, INVESCO FUNDS GROUP. BA, PACIFIC LUTHERAN UNIVERSITY, MBA, ARIZONA STATE UNIVERSITY. JOINED INVESCO IN 1993. BEGAN INVESTMENT CAREER IN 1973. HAS MANAGED CASH RESERVES FUND AND U.S. GOVERNMENT MONEY FUND SINCE 1993, AND TREASURER'S MONEY MARKET RESERVE FUND SINCE MID-1999.

INGEBORG S. COSBY

VICE PRESIDENT, INVESCO FUNDS GROUP. JOINED INVESCO IN 1985. BEGAN INVESTMENT CAREER IN 1982. HAS MANAGED TAX-FREE MONEY FUND SINCE 1987, AND TREASURER'S TAX-EXEMPT RESERVE FUND SINCE MID-1999.

*IBC MONEY FUND REPORT, December 1999. IBC is an independent mutual fund analyst specializing in money market funds. INVESCO Treasurer's Tax-Exempt Reserve ranked #3 out of 289 tax-free money funds based on its 7-day yield as of December 21, 1999. INVESCO Treasurer's Money Market Reserve ranked #13 out of 258 non-government money funds based on its 7-day yield as of December 21, 1999. Past performance is no guarantee of future results.

INVESCO | SEMIANNUAL REPORT | NOVEMBER 30, 1999

MARKET HEADLINES: JUNE 1999 TO NOVEMBER 1999

The six months ended November 30, 1999, represented the first period in awhile in which the world's markets were not preoccupied with economic turmoil. With concerns over currency meltdowns and banking crises behind them, investors could once again focus on the longer-term economic potential of the world's economies. In Asia, the financial spigots reopened as confidence returned, while in Europe the markets moved higher, though more modestly. In the United States, attention returned to the remarkable economic expansion, now entering its ninth year.

The U.S. economy finished the last year of the millennium with the strongest job market in decades--a seemingly sure indicator that inflation would soon be on the way. Indeed, several moderately troubling inflation signals such as tighter job markets and healthy wage increases were enough for Alan Greenspan and his fellow Federal Reserve Board Governors to raise short-term interest rates on three occasions, leading market interest rates higher.

By the fall, Fed intervention had taken its toll on interest rate-sensitive sectors such as homebuilding and financial services. The public received the message as well: Consumer confidence, while still high, began to drift lower as the public considered higher mortgage interest rates and a flatter stock market. Meanwhile, bond prices languished due to higher rates and an imbalance between supply and demand.

With the world economy coming back to life and consumers still spending, however, rising rates barely slowed down most major U.S. companies. Indeed, profit growth at many firms surged back from last year's slowdown. This posed a strong contrast to the classic late stages of most expansions, when profit growth should theoretically slow. If anything, leading companies seemed to be picking up speed.

Torn between good profit news on the one hand and rising interest rates on the other, investors waffled and the domestic equity markets moved sideways throughout the summer and early fall. Interestingly, many market watchers became more optimistic about performance in 2000, based partly on their hope that the Y2K issue would no longer hang over the markets. Indeed, October and November saw a strong rally driven largely by strong mutual fund inflows, which suggested that an increasingly confident investing public was putting its money to work--and the first indications of holiday spending suggested that the Grinch would not steal Christmas in 1999.

STATEMENT OF INVESTMENT SECURITIES

INVESCO Money Market Funds, Inc.
November 30, 1999

UNAUDITED

                                               EFFECTIVE
                                                INTEREST        PRINCIPAL
%        DESCRIPTION                              RATE %           AMOUNT            VALUE
Cash Reserves Fund
100.00   SHORT-TERM INVESTMENTS
8.20     US GOVERNMENT AGENCY OBLIGATIONS
         Fannie Mae
           1/19/2000                                5.65   $   17,500,000   $   17,368,231
           1/20/2000                                5.69       13,000,000       12,899,535
         Freddie Mac
           12/30/1999                               5.51       13,500,000       13,441,169
           1/14/2000                                5.67       20,000,000       19,864,318
==========================================================================================
           TOTAL US GOVERNMENT AGENCY OBLIGATIONS
              (Amortized Cost $63,573,253)                                      63,573,253
==========================================================================================
91.56    COMMERCIAL PAPER
2.77     AUTO PARTS
         PACCAR Financial
           12/6/1999                                5.37       13,000,000       12,990,453
           12/23/1999                               5.58        8,500,000        8,471,530
==========================================================================================
                                                                                21,461,983
3.87     AUTOMOBILES
         General Motors Acceptance, 12/1/1999       5.43       30,000,000       30,000,000
==========================================================================================
5.55     BANKS
         US Bancorp, 12/1/1999                      5.40       10,000,000       10,000,000
         Wells Fargo, 2/29/2000                     5.96       33,500,000       33,014,912
==========================================================================================
                                                                                43,014,912
7.42     CONSUMER FINANCE
         American Express Credit
           12/28/1999                               5.50       18,750,000       18,750,000
           12/29/1999                               5.50       18,750,000       18,750,000
         Household Finance, 12/7/1999               5.56       20,000,000       20,000,000
==========================================================================================
                                                                                57,500,000
3.87     ELECTRIC UTILITIES
         National Rural Utilities Cooperative Finance
           8/2/2000                                 5.41       30,000,000       30,000,000
==========================================================================================
10.53    ELECTRICAL EQUIPMENT
         General Electric, 12/27/1999               5.52       35,000,000       35,000,000
         General Electric Capital Services
           1/26/2000                                6.11       20,000,000       20,000,000
           1/26/2000                                6.10        6,600,000        6,600,000




                                               EFFECTIVE
                                                INTEREST        PRINCIPAL
%        DESCRIPTION                              RATE %           AMOUNT            VALUE
           1/26/2000                                6.08   $   20,000,000   $   20,000,000
==========================================================================================
                                                                                81,600,000
11.94    FINANCIAL
         American General Finance, 12/10/1999       5.61       20,000,000       20,000,000
         Associates Corp of North America,
           12/1/1999                                5.69       37,500,000       37,500,000
         Heller Financial
           12/20/1999                               5.47       15,000,000       15,000,000
           12/21/1999                               5.47       20,000,000       20,000,000
==========================================================================================
                                                                                92,500,000
4.39     INSURANCE
         American General
           12/14/1999                               5.47       17,000,000       17,000,000
           12/15/1999                               5.47       17,000,000       17,000,000
==========================================================================================
                                                                                34,000,000
15.58    INVESTMENT BANK/BROKER FIRM
         Bear Stearns, 2/7/2000                     6.19       40,000,000       39,543,935
         Merrill Lynch, 12/3/1999                   5.69       35,000,000       34,989,099
         Morgan Stanley Dean Witter & Co
           1/28/2000                                6.20        4,300,000        4,258,063
           2/3/2000                                 6.13       18,000,000       17,808,537
           2/3/2000                                 6.10       24,350,000       24,092,230
==========================================================================================
                                                                               120,691,864
4.71     MACHINERY
         Deere & Co
           12/7/1999                                5.28       11,500,000       11,500,000
           12/20/1999                               5.29        5,000,000        5,000,000
           2/9/2000                                 5.96       20,000,000       20,000,000
==========================================================================================
                                                                                36,500,000
4.51     MANUFACTURING
         Textron Financial
           12/6/1999                                5.64       20,000,000       19,984,550
           12/8/1999                                5.79       15,000,000       14,983,370
==========================================================================================
                                                                                34,967,920
4.84     OIL & GAS RELATED
         Chevron USA
           12/2/1999                                5.48       15,000,000       15,000,000
           12/8/1999                                5.49       10,000,000       10,000,000
           12/17/1999                               5.57       12,500,000       12,500,000
==========================================================================================
                                                                                37,500,000
4.62     REAL ESTATE RELATED
         Weyerhaeuser Real Estate
           12/3/1999                                5.36        8,080,000        8,077,626
           12/9/1999                                5.35       15,000,000       14,982,444
           12/13/1999                               5.57       12,750,000       12,726,703
==========================================================================================
                                                                                35,786,773


                                               EFFECTIVE
                                                INTEREST        PRINCIPAL
%        DESCRIPTION                              RATE %           AMOUNT            VALUE
4.39     RETAIL
         Sears Roebuck Acceptance, 12/22/1999       5.53   $   34,000,000   $   34,000,000
==========================================================================================
2.57     TELEPHONE
         GTE Corp, 12/16/1999                       5.58       20,000,000       19,954,236
==========================================================================================
           TOTAL COMMERCIAL PAPER (Amortized Cost $709,477,688)                709,477,688
==========================================================================================
0.24     REPURCHASE AGREEMENTS
         Repurchase Agreement with State Street
           dated 11/30/1999 due 12/1/1999 at 5.550%,
           repurchased at $1,850,285, (Collateralized
           by US Treasury Inflationary Index Notes,
           due 1/15/2008 at 3.625%, value $1,887,848)
           (Cost $1,850,000)                                    1,850,000        1,850,000
==========================================================================================
100.00   TOTAL INVESTMENT SECURITIES AT VALUE
         (Amortized Cost $774,900,941)(a)                                   $  774,900,941
==========================================================================================


Tax-Free Money Fund
100.00   SHORT-TERM INVESTMENTS
96.83    MUNICIPAL NOTES
0.46     ALABAMA
         North Alabama Environmental Impt Auth
           (Reynolds Metals Proj) (LOC - Bank of
           Nova Scotia), PCR Ref, DATES,
           Series 1985, 12/1/2000(b)                3.70   $      200,000   $      200,000
==========================================================================================
1.10     ARIZONA
         Arizona Hlth Facils Auth (Arizona Vol
           Hosp Fedn) (FGIC Insured),
           AR Mode Bonds, 1985 Series A,
           10/1/2015(b)                             3.90          480,000          480,000
==========================================================================================
6.64     CALIFORNIA
         Los Angeles Regl Airports Impt,
           California (American Airlines/
           Los Angeles Intl Airport)
           (LOC - Wachovia Bank), AR, Facils
           Sublease FDR, Issue 1984
              Series C, 12/1/2024(b)                3.70          800,000          800,000
              Series E, 12/1/2024(b)                3.70        1,600,000        1,600,000
              Series G, 12/1/2024(b)                3.70          500,000          500,000
==========================================================================================
                                                                                 2,900,000
1.49     COLORADO
         Beaver Creek Metro Dist, Colorado
           (Eagle Cnty) (MBIA Insured), FR,
           Taxable Gen Oblig Ref, Series 1995,
           12/1/1999                                3.65          150,000          150,000
         Colorado Student Oblig Auth (AMBAC
           Insured), AR, Sr Lien Student Ln Rev,
           1999 Series A-1, 9/1/2002(b)(c)          3.85          500,000          500,000
==========================================================================================
                                                                                   650,000



                                               EFFECTIVE
                                                INTEREST        PRINCIPAL
%        DESCRIPTION                              RATE %           AMOUNT            VALUE
0.33     DISTRICT OF COLUMBIA
         District of Columbia (Washington D.C.)
           (Howard University Issue), FR,
           University Rev,
           Series 1990A, 10/1/2020(b)               3.95   $      140,000   $      146,449
==========================================================================================
2.66     FLORIDA
         Dade Cnty School Dist, Florida (AMBAC
           Insured), FR, Gen Oblig Ref School,
           Series 1993, 7/15/2000                   3.60          250,000          251,736
         St Lucie Cnty, Florida (Savannah Hosp
           Proj) (LOC - NationsBank of Georgia),
           FRD, IDR, Series 1985, 11/1/2015(b)      3.95          910,000          910,000
==========================================================================================
                                                                                 1,161,736
7.56     GEORGIA
         DeKalb Cnty Hosp Auth, Georgia (DeKalb
           Med Ctr Proj) (LOC - Trust Co Bank),
           AR, RAC, Series 1993B, 9/1/2009(b)       3.95        1,060,000        1,060,000
         DeKalb Private Hosp Auth, Georgia
           (Egleston Children's Hosp at Emory
           Univ Proj) (LOC - Suntrust Bank),
           VRD, RAC, Series 1994B, 12/1/2017(b)     3.85          400,000          400,000
         Macon-Bibb Cnty Hosp Auth, Georgia
           (Med Ctr of Cent Georgia) (LOC - Trust
           Co Bank), AR, RAC, Series 1994,
           4/1/2007(b)                              3.95        1,345,000        1,345,000
         Savannah Econ Dev Auth, Georgia (Home
           Depot Proj) (LOC - Trust Co Bank),
           AR, Exmp Facil Rev, Series 1995B,
           8/1/2025(b)                              4.00          500,000          500,000
==========================================================================================
                                                                                 3,305,000
2.30     IDAHO
         Idaho, FR, TAN, Series 1999, 6/30/2000     3.40        1,000,000        1,004,757
==========================================================================================
4.80     ILLINOIS
         Gtr Rockford Airport Auth, Illinois
           (Winnebago Cnty) (AMBAC Insured),
           FR, Gen Oblig Airport, Series 1998,
           1/1/2000                                 3.30          315,000          316,469
         Illinois Dev Fin Auth (6 West Hubbard
           Street Proj) (LOC - LaSalle Natl Bank),
           F/FR, IDR, Series 1986, 12/1/2016(b)     3.70          855,000          855,000
         Illinois Dev Fin Auth (Kindlon Partners
           Proj) (LOC - LaSalle Natl Bank), VR,
           Indl Proj Rev, Series 1991, 5/1/2006(b)  4.09          500,000          500,000
         Plainfield Cmnty Cons School Dist #202,
           Illinois (Will & Kendall Cntys)
           (FSA Insured), FR, Gen Oblig Ltd,
           Series 1998C, 12/30/1999                 3.08          225,000          225,438



                                               EFFECTIVE
                                                INTEREST        PRINCIPAL
%        DESCRIPTION                              RATE %           AMOUNT            VALUE
         Rockford, Illinois (Winnebago Cnty)
           (AMBAC Insured), FR, Gen Oblig Ref,
           Series 1993-E, 12/15/1999                3.15   $      200,000   $      200,090
==========================================================================================
                                                                                 2,096,997
9.15     INDIANA
         Daviess Cnty, Indiana (Perdue Farms/
           Shenandoah Valley Farms Facil)
           (LOC - Natl Bank of North Carolina),
           V/FRD, Econ Dev Rev, 1987 Issue,
           9/1/2007(b)                              3.70        1,500,000        1,500,000
         Indiana Hosp Equip Fing Auth (MBIA
           Insured), VR, Rev, Series 1985A,
           12/1/2015(b)                             3.90        1,000,000        1,000,000
         Indiana Muni Pwr Agency (LOC - Toronto-
           Dominion Bank), VRD, Pwr Supply System
           Ref Rev, 1998 Series A, 1/1/2018(b)      3.80        1,000,000        1,000,000
         Newton Cnty, Indiana (Intec Group Proj)
           (LOC - LaSalle Natl Bank), A/FR,
           Econ Dev Rev, Series 1994, 9/1/2010(b)   4.09          500,000          500,000
==========================================================================================
                                                                                 4,000,000
2.97     IOWA
         Iowa Fin Auth (Burlington Med Ctr)
           (FSA Insured), FDR, Series 1997,
           6/1/2027(b)                              3.95          700,000          700,000
         Iowa Fin Auth (Wheaton Franciscan Svcs)
           (MBIA Insured), VRD, Rev,
           Series 1998B, 8/15/2024(b)               3.90          600,000          600,000
==========================================================================================
                                                                                 1,300,000
2.29     KANSAS
         Fairway, Kansas (J C Nichols Proj)
           (LOC - Prin Mutual Ins Co), FRD,
           Indl Rev, Series 1984, 11/1/2014(b)      3.80          500,000          500,000
         Spring Hill, Kansas (Abrasive Engr &
           Mfg Proj) (LOC - LaSalle Natl Bank),
           VR, Indl Rev, Series 1996, 9/1/2016(b)   4.09          500,000          500,000
==========================================================================================
                                                                                 1,000,000
3.46     LOUISIANA
         Louisiana Office Facils (MBIA Insured),
            FR, Lease Rev Ref, Series 1999B,
            3/1/2000                                3.49          120,000          120,145
         New Orleans, Louisiana
           (AMBAC Insured), FR, Drain System,
              Series 1998, 12/1/1999                3.20          300,000          300,000
           (FSA Insured), FR, Pub Impt,
              Issue of 1999, 11/1/2000              3.80          390,000          395,910
           (MBIA Insured), FR, Wtr Rev,
              Series 1998, 12/1/1999                3.20          240,000          240,000



                                               EFFECTIVE
                                                INTEREST        PRINCIPAL
%        DESCRIPTION                              RATE %           AMOUNT            VALUE
         St. Charles Parish School Brd,
           Louisiana (AMBAC Insured), FR,
           Sales Tax School, Series 1999,
           2/1/2000                                 3.21   $      455,000   $      457,847
==========================================================================================
                                                                                 1,513,902
0.59     MICHIGAN
         Beaverton Rural Schools, Michigan
           (Gladwin & Clare Cntys) (FGIC
           Insured), FR, Gen Oblig Unltd Tax
           School Bldg & Site, Series 1996,
           5/1/2000                                 3.20          255,000          259,187
==========================================================================================
4.35     MISSOURI
         Columbia, Missouri (LOC - Toronto-
           Dominion Bank), VR, Spl Oblig Ins
           Reserve, Series 1988A, 6/1/2008(b)       3.85        1,900,000        1,900,000
==========================================================================================
0.80     NEBRASKA
         Hamilton Cnty, Nebraska (Iams Co Proj)
           (LOC - NationsBank), VR, IDR Ref,
           Series 1990, 7/1/2005(b)                 3.95          350,000          350,000
==========================================================================================
1.14     NEW MEXICO
         New Mexico Hwy Commn (FSA Insured),
           ATS, Sub Lien Tax Hwy Rev, Series 1996,
           6/15/2011(b)                             3.90          500,000          500,000
==========================================================================================
4.35     NEW YORK
         Monroe Cnty Indl Dev Agency, New York
           (Ron Ink Proj) (LOC - LaSalle Natl
           Bank), VR, IDR, Series 1996,
           7/1/2013(b)                              4.47        1,400,000        1,400,000
         New York Muni Wtr Fin Auth, New York
           (FGIC Insured), AR, Wtr & Swr System
           Rev, Fiscal 1994 Series C,
           6/15/2023(b)                             3.80          500,000          500,000
==========================================================================================
                                                                                 1,900,000
3.43     NORTH CAROLINA
         North Carolina Edl Facils Fin Agency
           (Bowman Gray School of Medicine Proj)
           (LOC - Wachovia Bank), VR, Rev,
           Series 1990, 9/1/2020(b)                 3.85          500,000          500,000
         Wake Cnty Indl Facils & Pollution Ctl
           Fing Auth, North Carolina (Carolina Pwr
           & Light Proj) (LOC - First Union Natl
           Bank), VR, PCR, Series 1985B,
           9/1/2015(b)                              3.85        1,000,000        1,000,000
==========================================================================================
                                                                                 1,500,000
2.29     OHIO
         Hilliard School Dist, Ohio (FGIC
           Insured), FR, School Impt Ref,
           Series 1992, 12/1/1999                   3.40          500,000          500,000
         Ohio Pub Facils Commn (MBIA - IBC
           Insured), FR, Mental Hlth Cap Facils,
           Series II-1993B, 6/1/2000                3.38          500,000          502,107
==========================================================================================
                                                                                 1,002,107


                                               EFFECTIVE
                                                INTEREST        PRINCIPAL
%        DESCRIPTION                              RATE %           AMOUNT            VALUE
5.15     PENNSYLVANIA
         Delaware Valley Regl Fin Auth,
           Pennsylvania (Bucks, Chester,
           Delaware & Montgomery Cntys)
           (LOC - Credit Suisse First Boston),
           AR, Loc Govt Rev, Series 1985D,
           12/1/2020(b)                             3.80   $    1,000,000   $    1,000,000
         Emmaus Gen Auth, Pennsylvania
           (Pennsylvania VR Ln Prog)
           (FSA Insured), VRD, Series 1996,
           12/1/2028(b)                             3.90        1,000,000        1,000,000
         Pennsylvania Turnpike Commn
           (FGIC Insured), FR, Pennsylvania
           Turnpike Rev, Series 1992 O,
           12/1/1999                                3.18          250,000          250,000
==========================================================================================
                                                                                 2,250,000
0.92     SOUTH CAROLINA
         Anderson Cnty, South Carolina (Belton
           Inds Proj) (LOC - NationsBank of North
           Carolina), AR, Indl Rev, Series 1991A,
           7/1/2004(b)                              4.05          400,000          400,000
==========================================================================================
1.83     TENNESSEE
         Greeneville Hlth & Edl Facils Brd,
           Tennessee (Laughlin Mem Hosp Proj)
           (LOC - NationsBank of Tennessee), VRD,
           Rev, Series 1992, 10/1/2014(b)           3.90          800,000          800,000
==========================================================================================
13.99    TEXAS
         Atlanta, Texas (Cass Cnty) (AMBAC Insured),
           FR, Ctfs of Oblig, Series 1999,
           2/15/2000                                3.35          150,000          150,728
         Boerne Indpt School Dist, Texas
           (Kendall Cnty) (PSFG Insured), FR,
           Unltd Tax School Bldg & Ref,
           Series 1999, 2/1/2000                    3.25          440,000          440,542
         Brownsville, Texas (FGIC Insured), FR,
           Combination Tax & Rev Ctfs of Oblig,
           Series 1999-A, 2/15/2000                 3.48          175,000          175,925
         Center Indpt School Dist, Texas
           (Shelby Cnty) (PSFG Insured), FR,
           Unltd Tax School Bldg & Ref,
           Series 1999, 2/15/2000                   3.24          255,000          255,000
         Grandbury Indpt School Dist, Texas
           (Hood, Johnson, Parker & Somervell
           Cntys) (PSF - GTD Insured), FR, Unltd
           Tax School Bldg & Ref, Series 1999,
           8/1/2000                                 3.50          470,000          474,570
         Harlingen Cons Indpt School Dist, Texas
           (Cameron Cnty) (PSF - GTD Insured),
           FR, Unltd Tax School Bldg,
           Series 1999, 8/15/2000                   3.86          500,000          512,337
         Hunt Mem Hosp Dist, Texas (FSA Insured),
           VR, Rev, Series 1998,
           8/15/2017(b)                             3.95          500,000          500,000
         Lone Star Airport Impt Auth, Texas
           (American Airlines Proj) (LOC - Royal
           Bank of Canada), V/FRD, Multiple Mode
           Rev
              1984 Series B-1, 12/1/2014(b)         3.70          400,000          400,000
              1984 Series B-3, 12/1/2014(b)         3.70          300,000          300,000


                                               EFFECTIVE
                                                INTEREST        PRINCIPAL
%        DESCRIPTION                              RATE %           AMOUNT            VALUE
              1984 Series B-4, 12/1/2014(b)         3.70   $      200,000   $      200,000
         Longview, Texas (Gregg & Harrison Cntys)
           (FSA Insured), FR,Gen Oblig,
           Series 1999, 6/1/2000(d)                 3.85          400,000          405,444
         Mesquite, Texas (Dallas Cnty)
           (FGIC Insured), FR, Gen Oblig Ref
           & Impt, Series 1992, 2/15/2000           3.25          285,000          286,293
         Plano Indpt School Dist, Texas
           (Collin Cnty) (PSFG Insured), FR,
           Unltd Tax School Bldg, Series 1999,
           2/15/2000                                3.34          840,000          842,789
         Sheldon Indpt School Dist, Texas
           (Harris Cnty) (PSFG Insured), FR,
           Unltd Tax School Bldg, Series 1999,
           2/15/2000                                3.22          150,000          150,469
         Texas, FR, TAN, Rev, Series 1999A,
           8/31/2000                                3.70          500,000          502,894
         Texas Natl Research Lab Commn
           (Superconducting Super Collider
           Proj), FR, Gen Oblig, Series 1990,
           4/1/2005(b)                              3.68          500,000          515,449
==========================================================================================
                                                                                 6,112,440
0.69     UTAH
         Tremonton, Utah (Box Elder Cnty),
           (La-Z-Boy Chair Proj)
           (LOC - NBD Bank), VRD, IDR,
           Series 1990, 6/1/2000                    4.42          300,000          300,000
==========================================================================================
0.97     VIRGINIA
         Richmond, Virginia, FR, Gen Oblig
           Pub Impt, Series 1990A, 1/15/2020(b)     3.15          415,000          425,181
==========================================================================================
5.66     WASHINGTON
         Lind School Dist #158, Washington
           (Adams Cnty) (AMBAC Insured), FR,
           Unltd Tax Gen Oblig, Series 1994,
           12/1/1999                                3.65          155,000          155,000
         Seattle Metro Muni, Washington
           (MBIA Insured), FR, Swr Rev,
           Series T, 1/1/2031(b)                    3.10          220,000          225,077
         Vancouver, Washington (FSA Insured),
           FR, Ltd Tax Gen Oblig, Series 1998A,
           12/1/1999                                3.10          285,000          285,000
         Washington Pub Pwr Supply System
           (Nuclear Proj #1), FR, Ref Rev,
              Series 1989B, 7/1/2015(b)             3.18          870,000          890,289
           (Nuclear Proj #1) (MBIA-IBC Insured),
              FR, Ref Rev, Series 1993A,
              7/1/2000                              3.80          500,000          503,673
           (Nuclear Proj #2), FR, Ref Rev,
              Series 1990A, 7/1/2004(b)             3.60          400,000          416,689
==========================================================================================
                                                                                 2,475,728
1.80     WISCONSIN
         Wisconsin, FR, Gen Oblig,
           Series 1991D, 5/1/2012(b)                3.85          770,000          786,568
==========================================================================================


                                               EFFECTIVE
                                                INTEREST        PRINCIPAL
%        DESCRIPTION                              RATE %           AMOUNT            VALUE
3.66     WYOMING
         Lincoln Cnty, Wyoming (Exxon Proj),
           DATES, PCR, Series 1984D,
           11/1/2014(b)                             3.60   $    1,600,000   $    1,600,000
==========================================================================================
           TOTAL MUNICIPAL NOTES (Amortized Cost $42,320,052)                   42,320,052
==========================================================================================
3.17     COMMERCIAL PAPER
3.17     FINANCIAL
         Associates Corp of North America,
           12/1/1999 (Cost $1,384,000)              5.69        1,384,000        1,384,000
==========================================================================================
100.00   TOTAL INVESTMENT SECURITIES AT VALUE
         (Amortized Cost $43,704,052)(a)                                    $   43,704,052
==========================================================================================


U.S. GOVERNMENT MONEY FUND
100.00   SHORT-TERM INVESTMENTS
84.77    US GOVERNMENT AGENCY OBLIGATIONS
         Fannie Mae
           1/19/2000                                5.65   $    7,500,000   $    7,443,527
           1/20/2000                                5.69       20,000,000       19,845,439
           1/25/2000                                5.69        5,000,000        4,957,529
         Freddie Mac
           12/15/1999                               5.50       10,000,000        9,978,959
           12/20/1999                               5.57       10,000,000        9,971,073
           12/30/1999                               5.51        7,500,000        7,467,316
           12/30/1999                               5.50       20,000,000       19,912,992
==========================================================================================
         TOTAL US GOVERNMENT AGENCY OBLIGATIONS
           (Amortized Cost $79,576,835)                                         79,576,835
==========================================================================================
15.23    REPURCHASE AGREEMENTS
         Repurchase  Agreement with State
           Street dated 11/30/1999 due
           12/1/1999 at 5.550%,
           repurchased at $14,297,204
           (Collaterized  by US Treasury
           Inflationary Index Notes,
           due 1/15/2008 at 3.625%,
           value $14,585,150)
           (Cost $14,295,000)                                  14,295,000       14,295,000
==========================================================================================
100.00   TOTAL INVESTMENT SECURITIES AT VALUE
         (Amortized Cost $93,871,835)(a)                                    $   93,871,835
==========================================================================================

The following abbreviations may be used in portfolio descriptions:

A/FR(e)  --  Adjustable/Fixed Rate                              IDR      --  Industrial Development Revenue
AMBAC    --  American Municipal Bond Assurance Corporation      LOC      --  Letter of Credit
AR(e)    --  Adjustable Rate                                    MBIA     --  Municipal Bond Investors Assurance Corporation
ATS(e)   --  Adjustable Tender Securities                       PCR      --  Pollution Control Revenue
DATES(e) --  Daily Adjustable Tax-Exempt Securities             PSGF     --  Permanent School Fund Guarantee Pro-
gram
FDR(e)   --  Flexible Demand Revenue                            RAC      --  Revenue Anticipation Certificates
FGIC     --  Financial Guaranty Insurance Company               TAN      --  Tax Anticipation Notes
FNMA     --  Fannie Mae                                         TECP     --  Tax-Exempt Commercial Paper
F/FR     --  Floating/Fixed Rate                                V/FRD(e) --  Variable/Fixed Rate Demand
FR       --  Fixed Rate                                         VR(e)    --  Variable Rate
FRD(e)   --  Floating Rate Demand                               VRD(e)   --  Variable Rate Demand
FSA      --  Financial Security Assurance
GNMA     --  Government National Mortgage Association

(a) Also represents cost for income tax purposes.

(b) All securities with a maturity date greater than one year have either a variable rate, demand feature, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

(c) Security has been designated as collateral for when-issued ("W/I") securities.

(d) Security is a W/I security.

(e) Rate is subject to change. Rate shown reflects current rate.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

INVESCO Money Market Funds, Inc.
NOVEMBER 30, 1999

UNAUDITED

                                                        CASH            TAX-FREE
                                                    RESERVES               MONEY
                                                        FUND                FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
   At Cost(a)                              $     774,900,941    $     43,704,052
================================================================================
   At Value(a)                             $     774,900,941    $     43,704,052
Receivables:
   Fund Shares Sold                               72,166,596           1,257,172
   Interest                                          963,469             396,320
Prepaid Expenses and Other Assets                    244,561              87,872
================================================================================
TOTAL ASSETS                                     848,275,567          45,445,416
================================================================================
LIABILITIES
Payables:
   Custodian                                         802,221               1,086
   Distributions to Shareholders                      58,510               2,872
   Investment Securities Purchased                         0           1,307,077
   Fund Shares Repurchased                        12,203,462           1,477,730
Accrued Expenses and Other Payables                  132,950              15,925
================================================================================
TOTAL LIABILITIES                                 13,197,143           2,804,690
================================================================================
NET ASSETS AT VALUE                        $     835,078,424    $     42,640,726
================================================================================
Shares Outstanding(b)                            835,078,424          42,640,726
NET ASSET VALUE, Offering
   and Redemption
   Price per Share                         $            1.00    $           1.00
================================================================================

(a) Investment securities at cost and value at November 30, 1999 includes a repurchase agreement of $1,850,000 for Cash Reserves Fund.

(b) The Fund has ten billion authorized shares of common stock, par value $0.01 per share. Of such shares, five billion and one billion have been allocated to Cash Reserves and Tax-Free Money Funds, respectively. Paid-in capital was $835,078,424 and $42,640,726 for Cash Reserves Fund and Tax-Free Money Fund, respectively.

See Notes to Financial Statements

INVESCO Money Market Funds, Inc.
NOVEMBER 30, 1999

UNAUDITED

                                                                 U.S. GOVERNMENT
                                                                           MONEY
                                                                            FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
   At Cost(a)                                                   $     93,871,835
================================================================================
   At Value(a)                                                  $     93,871,835
Cash                                                                       1,447
Receivables:
   Fund Shares Sold                                                    3,491,994
   Interest                                                                2,204
Prepaid Expenses and Other Assets                                        169,940
================================================================================
TOTAL ASSETS                                                          97,537,420
================================================================================
LIABILITIES
Payables:
   Distributions to Shareholders                                          11,858
   Fund Shares Repurchased                                               536,964
Accrued Expenses and Other Payables                                       19,360
================================================================================
TOTAL LIABILITIES                                                        568,182
================================================================================
NET ASSETS AT VALUE                                             $     96,969,238
================================================================================
Shares Outstanding(b)                                                 96,969,238
NET ASSET VALUE, Offering and Redemption
   Price per Share                                              $           1.00
================================================================================

(a) Investment securities at cost and value at November 30, 1999 includes a repurchase agreement of $14,295,000 for U.S. Government Money Fund.

(b) The Fund has ten billion authorized shares of common stock, par value $0.01 per share. Of such shares, one billion has been allocated to U.S. Government Money Fund. Paid-in-capital for U.S. Government Money Fund was $96,969,238.

See Notes to Financial Statements

STATEMENT OF OPERATIONS

INVESCO Money Market Funds, Inc.
SIX MONTHS ENDED NOVEMBER 30, 1999

UNAUDITED

                                                        CASH           TAX-FREE
                                                    RESERVES              MONEY
                                                        FUND               FUND
-------------------------------------------------------------------------------
INVESTMENT INCOME
INTEREST INCOME                            $      21,300,027    $       716,859
===============================================================================
EXPENSES
Investment Advisory Fees                           1,606,054            104,733
Transfer Agent Fees                                1,565,952             63,097
Administrative Fees                                  185,908             14,426
Custodian Fees and Expenses                           56,295              5,466
Directors' Fees and Expenses                          24,351              5,106
Professional Fees and Expenses                        22,241             10,956
Registration Fees and Expenses                        67,066             16,393
Reports to Shareholders                              187,342             10,376
Other Expenses                                        10,879              3,588
===============================================================================
   TOTAL EXPENSES                                  3,726,088            234,141
   Fees and Expenses Absorbed by
      Investment Adviser                             (78,240)           (52,516)
   Fees and Expenses Paid Indirectly                 (27,896)            (3,711)
===============================================================================
      NET EXPENSES                                 3,619,952            177,914
===============================================================================
NET INVESTMENT INCOME AND NET
   INCREASE IN NET ASSETS
   FROM OPERATIONS                         $      17,680,075    $       538,945
===============================================================================

See Notes to Financial Statements

INVESCO Money Market Funds, Inc.
SIX MONTHS ENDED NOVEMBER 30, 1999

UNAUDITED


                                                                U.S. GOVERNMENT
                                                                          MONEY
                                                                           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INTEREST INCOME                                                 $     2,260,313
================================================================================
EXPENSES
Investment Advisory Fees                                                218,001
Transfer Agent Fees                                                     194,311
Administrative Fees                                                      24,620
Custodian Fees and Expenses                                               7,905
Directors' Fees and Expenses                                              6,355
Professional Fees and Expenses                                            7,634
Registration Fees and Expenses                                           21,638
Reports to Shareholders                                                  21,373
Other Expenses                                                            1,501
================================================================================
   TOTAL EXPENSES                                                       503,338
   Fees and Expenses Absorbed by Investment Adviser                    (126,590)
   Fees and Expenses Paid Indirectly                                     (4,776)
================================================================================
      NET EXPENSES                                                      371,972
================================================================================
NET INVESTMENT INCOME AND NET INCREASE IN
   NET ASSETS FROM OPERATIONS                                   $     1,888,341
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS

Cash Reserves Fund
                                                 SIX MONTHS                YEAR
                                                      ENDED               ENDED
                                                NOVEMBER 30              MAY 31
--------------------------------------------------------------------------------
                                                       1999                1999
                                                  UNAUDITED

OPERATIONS AND DISTRIBUTIONS
   TO SHAREHOLDERS
Net Investment Income Earned and
   Distributed to Shareholders            $      17,680,075    $     34,237,500
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares             $   3,283,822,204    $  7,899,644,244
Reinvestment of Distributions                    15,818,236          30,035,522
================================================================================
                                              3,299,640,440       7,929,679,766
Amounts Paid for Repurchases of Shares       (3,278,719,911)     (7,882,192,040)
================================================================================
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                       20,920,529          47,487,726
NET ASSETS
Beginning of Period                             814,157,895         766,670,169
================================================================================
End of Period                             $     835,078,424    $    814,157,895
================================================================================

         --------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                   3,283,822,204       7,899,644,244
Shares Issued from Reinvestment
   of Distributions                              15,818,236          30,035,522
================================================================================
                                              3,299,640,440       7,929,679,766
Shares Repurchased                           (3,278,719,911)     (7,882,192,040)
================================================================================
NET INCREASE IN FUND SHARES                      20,920,529          47,487,726
================================================================================

See Notes to Financial Statements

Tax-Free Money Fund

                                                  SIX MONTHS               YEAR
                                                       ENDED              ENDED
                                                 NOVEMBER 30             MAY 31
--------------------------------------------------------------------------------
                                                        1999               1999
                                                   UNAUDITED

OPERATIONS AND DISTRIBUTIONS
   TO SHAREHOLDERS
Net Investment Income Earned and
   Distributed to Shareholders             $         538,945   $      1,288,977
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares              $      91,484,188   $    277,721,719
Reinvestment of Distributions                        474,883          1,149,703
================================================================================
                                                  91,959,071        278,871,422
Amounts Paid for Repurchases of Shares          (100,015,725)      (282,975,166)
================================================================================
NET DECREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                        (8,056,654)        (4,103,744)
NET ASSETS
Beginning of Period                               50,697,380         54,801,124
================================================================================
End of Period                              $      42,640,726   $     50,697,380
================================================================================

         --------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                        91,484,188       277,721,719
Shares Issued from Reinvestment
   of Distributions                                   474,883         1,149,703
================================================================================
                                                   91,959,071       278,871,422
Shares Repurchased                               (100,015,725)     (282,975,166)
================================================================================
NET DECREASE IN FUND SHARES                        (8,056,654)       (4,103,744)
================================================================================

See Notes to Financial Statements

U.S. Government Money Fund

                                                  SIX MONTHS               YEAR
                                                       ENDED              ENDED
                                                 NOVEMBER 30             MAY 31
--------------------------------------------------------------------------------
                                                        1999               1999
                                                   UNAUDITED

OPERATIONS AND DISTRIBUTIONS
   TO SHAREHOLDERS
Net Investment Income Earned and
   Distributed to Shareholders             $       1,888,341   $      3,853,464
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares              $     300,317,084   $  1,097,656,947
Reinvestment of Distributions                      1,668,444          3,244,029
================================================================================
                                                 301,985,528      1,100,900,976
Amounts Paid for Repurchases of Shares          (296,525,423)    (1,083,310,126)
================================================================================
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                         5,460,105         17,590,850
NET ASSETS
Beginning of Period                               91,509,133         73,918,283
================================================================================
End of Period                              $      96,969,238   $     91,509,133
================================================================================

         --------------------------------------------------------------

FUND SHARE TRANSACTIONS
Shares Sold                                      300,317,084      1,097,656,947
Shares Issued from Reinvestment
   of Distributions                                1,668,444          3,244,029
================================================================================
                                                 301,985,528      1,100,900,976
Shares Repurchased                              (296,525,423)    (1,083,310,126)
================================================================================
NET INCREASE IN FUND SHARES                        5,460,105         17,590,850
================================================================================

See Notes to Financial Statements

INVESCO NOTES TO FINANCIAL STATEMENTS - Invesco Money
                                        Market Funds, Inc.

UNAUDITED

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Money Market Funds, Inc. is incorporated in Maryland and presently consists of three separate
Funds: Cash Reserves Fund, Tax-Free Money Fund and U.S. Government Money Fund (individually the "Fund" and collectively, the "Funds"). The investment objectives are: to seek as high a level of current income for Cash Reserves Fund; to seek as high a level of current income exempt from federal income taxation for Tax-Free Money Fund; and to seek current income by investing only in debt obligations issued or guaranteed by the U.S. Government or its agencies for U.S. Government Money Fund. The Fund is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Securities held by the Fund are valued at their market value determined by the amortized cost method of valuation. If management believes that such valuation does not reflect the securities' fair value, these securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

C. WHEN-ISSUED SECURITIES -- When-issued securities held by the Fund are fully collateralized by other securities which are notated in the Statement of Investment Securities. Such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the when-issued securities.

D. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount and amortized premium, is recorded on the accrual basis. The Fund amortizes discounts and premiums paid on purchases of securities to the earliest put or call date. Cost is determined on the specific identification basis.

E. FEDERAL AND STATE TAXES -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Net capital loss carryovers utilized in 1999 by U.S. Government Money Fund amounted to $150.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- All of the Fund's net investment income is distributed to shareholders by dividends declared daily and paid monthly. Income dividends are reinvested at the month-end net asset value.

G. EXPENSES -- Each of the Funds bears expenses incurred specifically on its behalf and, in addition, each Fund bears a portion of general expenses, based on the relative net assets of each Fund.

Under an agreement between each Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Funds' investment adviser. As compensation for its services to each Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee for each Fund is based on the annual rate of 0.50% on the first $300 million of average net assets; reduced to 0.40% on the next $200 million of average net assets; and 0.30% on average net assets in excess of $500 million.

IFG receives a transfer agent fee from each Fund at an annual rate of $27.00 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month.

In accordance with an Administrative Services Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.045% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.

IFG has voluntarily agreed to absorb certain fees and expenses incurred by each Fund.

NOTE 3 -- TRANSACTIONS WITH AFFILIATES. Certain of the Funds' officers and directors are also officers and directors of IFG.

Each Fund has adopted an unfunded defined benefit deferred compensation plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate equal to 50% of the sum of the retainer fee at the time of retirement, plus the annual meeting attendance fees.

Pension expenses for the six months ended November 30, 1999, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                      UNFUNDED
                                    PENSION            ACCRUED           PENSION
FUND                               EXPENSES      PENSION COSTS         LIABILITY
--------------------------------------------------------------------------------
Cash Reserves Fund           $        7,329     $       42,570    $      104,001
Tax-Free Money Fund                     442              3,665             8,667
U.S. Government Money Fund              917              4,799            11,798

The independent directors have contributed to a deferred fee agreement, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of selected INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

FINANCIAL HIGHLIGHTS

Cash Reserves Fund

(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                SIX MONTHS
                                     ENDED
                               NOVEMBER 30                     YEAR ENDED MAY 31
-------------------------------------------------------------------------------------------------
                                      1999       1999       1998       1997       1996       1995
                                 UNAUDITED
PER SHARE DATA

Net Asset Value --
    Beginning of Period             $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
=================================================================================================
INCOME AND DISTRIBUTIONS FROM
   INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED
   AND DISTRIBUTED TO
   SHAREHOLDERS                       0.02       0.04       0.05       0.05       0.05       0.05
=================================================================================================
Net Asset Value-- End of Period      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
=================================================================================================

TOTAL RETURN                      2.22%(a)      4.45%      4.82%      4.69%      5.01%      4.76%

RATIOS
Net Assets -- End of Period
   ($000 Omitted)                $ 835,078 $  814,158  $ 766,670  $ 661,648  $ 587,277  $ 644,341
Ratio of Expenses to Average
   Net Assets(b)               0.45%(a)(c)   0.90%(c)   0.91%(c)   0.86%(c)   0.87%(c)      0.75%
Ratio of Net Investment Income
   to Average Net Assets(b)       2.20%(a)      4.36%      4.76%      4.62%      4.86%      4.65%

(a) Based on operations for the period shown and, accordingly, are not representative of a full year.

(b) Various expenses of the Fund were voluntarily absorbed by IFG for the six months ended November 30, 1999 and for the years ended May 31, 1999, 1998, 1997, 1996 and 1995. If such expenses had not been absorbed, ratio of expenses to average net assets would have been 0.46%, 0.91%, 0.93%, 0.92%, 0.92% and 0.85%, respectively, and ratio of net investment income to average net assets would have been 2.19%, 4.35%, 4.74%, 4.56%, 4.81%, and 4.55%, respectively.

(c) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

FINANCIAL HIGHLIGHTS

Tax-Free Money Fund

(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                SIX MONTHS
                                     ENDED
                               NOVEMBER 30                     YEAR ENDED MAY 31
-------------------------------------------------------------------------------------------------
                                      1999       1999       1998       1997       1996       1995
                                 UNAUDITED

PER SHARE DATA
Net Asset Value --
   Beginning of Period              $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
=================================================================================================
INCOME AND DISTRIBUTIONS FROM
   INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED
   AND DISTRIBUTED TO
   SHAREHOLDERS                       0.01       0.03       0.03       0.03       0.03       0.03
=================================================================================================
Net Asset Value -- End of Period     $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
=================================================================================================

TOTAL RETURN                      1.30%(a)      2.63%      3.03%      2.90%      3.08%      2.86%

RATIOS
Net Assets -- End of Period
   ($000 Omitted)                 $ 42,641   $ 50,697  $  54,801  $  47,577  $  51,649  $  58,780
Ratio of Expenses to Average
   Net Assets(b)               0.43%(a)(c)   0.77%(c)   0.76%(c)   0.76%(c)   0.77%(c)      0.75%
Ratio of Net Investment Income
   to Average Net Assets(b)       1.29%(a)      2.61%      3.01%      2.86%      3.03%      2.77%

(a) Based on operations for the period shown and, accordingly, are not representative of a full year.

(b) Various expenses of the Fund were voluntarily absorbed by IFG for the six months ended November 30, 1999 and for the years ended May 31, 1999, 1998, 1997, 1996 and 1995. If such expenses had not been absorbed, ratio of expenses to average net assets would have been 0.56%, 1.02%, 1.06%, 1.01%, 1.05% and 1.00%, respectively, and ratio of net investment income to average net assets would have been 1.16%, 2.36%, 2.71%, 2.61%, 2.75% and 2.52%, respectively.

(c) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

FINANCIAL HIGHLIGHTS

U.S. Government Money Fund
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                SIX MONTHS
                                     ENDED
                               NOVEMBER 30                     YEAR ENDED MAY 31
-------------------------------------------------------------------------------------------------
                                      1999       1999       1998       1997       1996       1995
                                 UNAUDITED
PER SHARE DATA
Net Asset Value --
   Beginning of Period              $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
=================================================================================================
INCOME AND DISTRIBUTIONS FROM
   INVESTMENT OPERATIONS
NET INVESTMENT INCOME EARNED
   AND DISTRIBUTED TO
   SHAREHOLDERS                       0.02       0.04       0.05       0.04       0.05       0.05
=================================================================================================
Net Asset Value -- End of Period     $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
=================================================================================================

TOTAL RETURN                      2.18%(a)      4.36%      4.74%      4.57%      4.90%      4.66%

RATIOS
Net Assets -- End of Period
   ($000 Omitted)                 $ 96,969   $ 91,509  $  73,918  $  66,451  $  79,392  $  60,843
Ratio of Expenses to Average
   Net Assets(b)               0.43%(a)(c)   0.86%(c)   0.87%(c)   0.86%(c)   0.87%(c)      0.75%
Ratio of Net Investment Income
   to Average Net Assets(b)       2.17%(a)      4.28%      4.72%      4.51%      4.78%      4.55%

(a) Based on operations for the period shown and, accordingly, are not representative of a full year.

(b) Various expenses of the Fund were voluntarily absorbed by IFG for the six months ended November 30, 1999 and for the years ended May 31, 1999, 1998, 1997, 1996 and 1995. If such expenses had not been absorbed, ratio of expenses to average net assets would have been 0.58%, 1.08%, 1.12%, 1.06%, 1.05% and 1.10%, respectively, and ratio of net investment income to average net assets would have been 2.02%, 4.06%, 4.47%, 4.31%, 4.59%, and 4.20%, respectively.

(c) Ratio is based on Total Expenses of the Fund, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements.

                             INVESCO Family of Funds

                                                                   Newspaper
Fund Name                         Fund Code     Ticker Symbol     Abbreviation
--------------------------------------------------------------------------------
Stock
Growth & Income                      21             IVGIX           Gro&Inc
Blue Chip Growth                     10             FLRFX           BlChpGro
Dynamics                             20             FIDYX           Dynm
Small Company Growth                 60             FIEGX           SmCoGth
INVESCO Endeavor                     61             IVENX           Endeavor
Value Equity                         46             FSEQX           ValEq
S&P 500 Index Fund-Class II          23             ISPIX           SP500II
--------------------------------------------------------------------------------
Bond
U.S. Government Securities           32             FBDGX           USGvt
Select Income                        30             FBDSX           SelInc
High Yield                           31             FHYPX           HiYld
Tax-Free Bond                        35             FTIFX           TxFreeBd
 (formerly Tax-Free Long-Term Bond)
--------------------------------------------------------------------------------
Combination Stock & Bond
Equity Income (formerly              15             FIIIX           EquityInc
   Industrial Income)
Total Return                         48             FSFLX           TotRtn
Balanced                             71             IMABX           Bal
--------------------------------------------------------------------------------
Sector
Energy                               50             FSTEX           Enrgy
Financial Services                   57             FSFSX           FinSvc
Gold                                 51             FGLDX           Gold
Health Sciences                      52             FHLSX           HlthSc
Leisure                              53             FLISX           Leisur
Realty                               42             IVSRX           Realty
Technology-Class II                  55             FTCHX           Tech
Telecommunications (formerly         39             ISWCX           Telecomm
   Worldwide Communications)
Utilities                            58             FSTUX           Util
--------------------------------------------------------------------------------
International
International Blue Chip              09             IIBCX           ItlBlChp
European                             56             FEURX           Europ
Latin American Growth                34             IVSLX           LtnAmerGr
Pacific Basin                        54             FPBSX           PcBas
--------------------------------------------------------------------------------
Money Market
U.S. Government Money                44             FUGXX           InvGvtMF
Cash Reserves                        25             FDSXX           InvCshR
Tax-Free Money                       40             FFRXX           InvTaxFree
Treasurer's Money Market Reserve     96             IMRXX           INVESCOMMR
Treasurer's Tax-Exempt Reserve       95             ITTXX           INVESCOTTE

FOR MORE INFORMATION ABOUT ANY OF THE INVESCO FUNDS,  INCLUDING  MANAGEMENT
FEES AND EXPENSES, PLEASE CALL US AT 1-800-525-8085 OR VISIT OUR WEB SITE FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

                                 YOU SHOULD
                               KNOW WHAT
                               INVESCO KNOWS (TM)




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Investor Services: 1-800-525-8085
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INVESCO Distributors, Inc.,(SM) Distributor
Post Office Box 173706
Denver, Colorado  80217-3706

This information must be preceded or accompanied by a current prospectus.


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